Summary of Interest Expense - Bank Loans and Notes Payables (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 4,215	$ 4,104	$ 4,544
Finance charges for employee benefits (See Note 16.4)	297	286	248
Derivative instruments (Interest)	2,086	1,706	1,097
Interest expense for leases (See Note 10)	278	132	101
Finance operating charges	226	272	202
Interest Expense	$ 7,102	$ 6,500	$ 6,192